Note 20 - Segment Information (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 20 - Segment Information (Details) [Line Items]
Number of Reportable Segments	2
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Integrated Circuit Group [Member]
Note 20 - Segment Information (Details) [Line Items]
Number of Customers	1	2	2